Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 186,178
Notice	695,970
Term	646,010
Total deposits	1,528,158	$ 1,506,760
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	27,198
Total deposits	27,198	30,412
Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	186,178
Notice	695,970
Term	408,338
Total deposits	1,290,486	1,268,680
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	20,403
Notice	498,175
Term	141,894
Total deposits	660,472	641,667
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	13,176
Notice	290
Term	37,230
Total deposits	50,696	57,698
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	152,599
Notice	197,505
Term	229,214
Total deposits	579,318	569,315
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	210,474
Total deposits	210,474	207,668
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	855,286
Canada [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	21,155
Canada [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	776,554
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	345,373
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	20,008
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	411,173
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	57,577
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	59,441	58,873
Canada [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	795,845	781,526
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	593,279
United States [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,664
United States [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	510,815
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	315,099
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	29,987
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	165,729
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	79,800
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	74,731	73,509
United States [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	518,548	504,896
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	79,593
International [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,379
International [member] | Personal, banks & business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	3,117
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	701
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,416
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	73,097
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0	0
International [member] | Interest bearing deposits 1 [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 79,593	$ 87,956